MORGAN STANLEY INSTITUTIONAL FUND TRUST

522 Fifth Avenue

New York, New York 10036

VIA EDGAR

May 8, 2015

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                             Morgan Stanley Institutional Fund Trust

File Nos. 2-89729; 811-03980

Ladies and Gentlemen:

On behalf of Morgan Stanley Institutional Fund Trust (“Registrant”) and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that (i) the prospectus and statement of additional information contained in Post-Effective Amendment No. 132 to Registrant’s Registration Statement on Form N-1A, filed on May 5, 2015, constituting the most recent amendment to this Registration Statement (the “Amendment”), that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from those contained in the Amendment, and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on May 5, 2015, accession number 0001104659-15-034340.

If you have any questions, please feel free to contact me at 212.296.6147 (tel) or 212.507.8213 (fax).

Very truly yours,

/s/ Gladys Chang
Gladys Chang
Assistant Secretary

Enclosures

cc: Joseph C. Benedetti, Esq.